Related party transactions - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	[2]	Dec. 31, 2018	[2]
Disclosure of transactions between related parties [line items]
Revenue	[1]	£ 12,002.8	£ 13,234.1		£ 13,046.7
USA [Member] | Compas [Member]
Disclosure of transactions between related parties [line items]
Revenue		£ 90.6

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated as described in the accounting policies.